Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Lease liability					$ 945
Expenses	$ 100	$ 100	$ 100	$ 100	$ 100	$ 100
Services Arrangement [Member]
Related Party Transactions [Line Items]
Renewable term	2 years		2 years		2 years
Related Party [Member]
Related Party Transactions [Line Items]
Lease liability					$ 945	562
Minnesota [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Lease liability					1,200	$ 600
Stockholder [Member] | Minnesota [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Lease liability	$ 900		$ 900		$ 900